Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant accounting policies
Summary of useful lives of property, plant and equipment

	Estimated useful life

Land improvements			20	years
Buildings	7	to	45	years
Leasehold improvements	lesser of useful life or term of lease
Equipment:
Test and other equipment	2	to	12	years
Vehicles	5	to	6	years
Thermal vacuum chambers	21	to	40	years
Satellites	2	to	10	years
Furniture and fixtures	2	to	10	years
Computer hardware	2	to	13	years

Summary of useful lives of intangible assets

	Estimated useful life
Customer relationships	9	to	21	years
Backlog	3	to	5	years
Technologies	5	to	13	years
Software	3	to	10	years
Trade names			20	years
Trademarks	5	to	14	years
Image library			5	years
Licenses			7	years
Non-compete agreements			2	years